Basic and Diluted Loss Per Share (Detail) (USD $)	3 Months Ended		12 Months Ended						17 Months Ended	89 Months Ended	92 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Mar. 31, 2013
Earnings Per Share Disclosure [Line Items]
Net loss	$ (933,888)	$ (2,568,631)	$ (14,387,782)	$ (7,909,113)	$ (4,023,026)	$ (6,936,705)	$ (12,913,566)	$ (3,359,697)	$ (370,893)	$ (49,900,782)	$ (50,834,670)
Less: Preferred stock dividends			0	(81,651)
Net loss available to common stockholders	$ (933,888)	$ (2,568,631)	$ (14,387,782)	$ (7,990,764)
Weighted-average shares outstanding -basic and diluted (in shares)	36,419,969	36,304,942	36,322,565	34,514,594
Net loss per share - basic and diluted (in dollars per share)	$ (0.03)	$ (0.07)	$ (0.40)	$ (0.23)